UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-03835

 Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager

Objective:
Long-term growth
of capital

Inception Date:
November 15, 1983

Net Assets at
June 30, 2012:
$133,250,045

Portfolio
Composition at
June 30, 2012:
(Percentage of Total
Net Assets)

Top Ten Holdings (As of 6/30/2012)

Company	Percentage of Total Net Assets
Edwards Lifesciences Corp.	2.05%
AutoZone, Inc.	1.93%
TJX Companies, Inc. (The)	1.66%
Panera Bread Co. Class A	1.57%
Rollins, Inc.	1.56%
Express Scripts Holding Co.	1.48%
Yum! Brands, Inc.	1.44%
FMC Corp.	1.38%
Church & Dwight Co., Inc.	1.37%
IHS, Inc. Class A	1.20%
Sector Weightings vs. Index (As of 6/30/2012)

About information in this report:

●	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

VALUE LINE CENTURION FUND, INC.	1

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2012)

	Year
	to
	Date	1	3	5	10	Since Inception
	(not annualized)	Yr	Yrs	Yrs	Yrs	11/15/1983
Value Line Centurion Fund, Inc.	8.76%	0.37%	18.42%	(2.56)%	2.46%	7.90%
S&P 500 Index	9.49%	5.45%	16.40%	0.22%	5.33%	10.31%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (800) 221-3253 or visit www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2012 and held for six months ended June 30, 2012.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE CENTURION FUND, INC.

¢	Value Line Centurion Fund, Inc. (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	January 1, 2012	June 30, 2012	Period*	Expense Ratio
Actual	$1,000	$1,087.60	$4.67	0.90%
Hypothetical (5% return before expenses)	$1,000	$1,020.39	$4.52	0.90%

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Fund’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE CENTURION FUND, INC.	3

¢ Value Line Centurion Fund, Inc.
Schedule of Investments

June 30, 2012 (Unaudited)
Shares		Value

Common Stocks — 99.1%
Consumer Discretionary — 20.7%
7,000	AutoZone, Inc. *	$2,570,190
7,800	Bed Bath & Beyond, Inc. *	482,040
11,100	BorgWarner, Inc. *(1)	728,049
24,800	Brinker International, Inc.	790,376
12,500	Buckle, Inc. (The) (1)	494,625
9,300	Buffalo Wild Wings, Inc. *	805,752
3,900	Chipotle Mexican Grill, Inc. *	1,481,805
11,400	Coach, Inc.	666,672
20,400	Darden Restaurants, Inc.	1,032,852
16,400	Deckers Outdoor Corp. *(1)	721,764
11,200	Dick’s Sporting Goods, Inc.	537,600
25,000	Dollar Tree, Inc. *	1,345,000
13,000	Domino’s Pizza, Inc.	401,830
4,500	Fossil, Inc. *	344,430
9,000	Genuine Parts Co.	542,250
14,000	Gildan Activewear, Inc.	385,280
14,400	Hanesbrands, Inc. *	399,312
6,000	Johnson Controls, Inc.	166,260
20,100	LKQ Corp. *	671,340
4,000	Lululemon Athletica, Inc. *(1)	238,520
17,600	McDonald’s Corp.	1,558,128
7,600	NIKE, Inc. Class B	667,128
3,000	O’Reilly Automotive, Inc. *	251,310
15,000	Panera Bread Co. Class A *	2,091,600
11,500	Penn National Gaming, Inc. *	512,785
10,000	Starbucks Corp.	533,200
4,000	Tim Hortons, Inc.	210,560
51,400	TJX Companies, Inc. (The)	2,206,602
5,600	Ulta Salon, Cosmetics & Fragrance, Inc.	522,928
7,700	Under Armour, Inc. Class A *(1)	727,496
1,000	VF Corp.	133,450
12,000	Warnaco Group, Inc. (The) *	510,960
9,300	Wolverine World Wide, Inc.	360,654
5,400	Wynn Resorts Ltd.	560,088
29,800	Yum! Brands, Inc.	1,919,716
		27,572,552
Consumer Staples — 10.2%
2,800	Boston Beer Co., Inc. (The) Class A *	338,800
5,300	British American Tobacco PLC ADR	541,236
9,500	Bunge Ltd.	596,030
14,000	Casey’s General Stores, Inc.	825,860
32,800	Church & Dwight Co., Inc.	1,819,416
8,500	Costco Wholesale Corp.	807,500
24,200	Diamond Foods, Inc. (1)	431,728
6,900	Energizer Holdings, Inc. *	519,225
34,000	Flowers Foods, Inc.	789,820
16,000	General Mills, Inc.	616,640
18,600	Green Mountain Coffee Roasters, Inc. *(1)	405,108
9,000	Harris Teeter Supermarkets, Inc.	368,910
11,200	Herbalife Ltd.	541,296
41,000	Hormel Foods Corp.	1,247,220
12,800	Ingredion, Inc.	633,856
21,500	J&J Snack Foods Corp.	1,270,650
7,400	PepsiCo, Inc.	522,884
5,000	Reynolds American, Inc.	224,350
7,600	TreeHouse Foods, Inc. *	473,404
7,000	Whole Foods Market, Inc.	667,240
		13,641,173

Shares		Value
Energy — 1.2%
2,500	Core Laboratories N.V.	$289,750
4,000	Devon Energy Corp.	231,960
16,700	Enbridge, Inc.	666,664
5,000	Noble Energy, Inc.	424,100
		1,612,474
Financials — 4.5%
8,000	Affiliated Managers Group, Inc. *	875,600
22,800	AFLAC, Inc.	971,052
10,500	American Tower Corp. REIT	734,055
2,600	Axis Capital Holdings Ltd.	84,630
6,000	Bank of Montreal	331,560
3,200	BlackRock, Inc.	543,424
3,100	Camden Property Trust REIT	209,777
4,800	M&T Bank Corp.	396,336
10,200	Royal Bank of Canada	522,444
16,600	Stifel Financial Corp. *	512,940
12,600	T. Rowe Price Group, Inc.	793,296
		5,975,114
Health Care — 16.3%
15,000	Alexion Pharmaceuticals, Inc. *	1,489,500
11,600	Allergan, Inc.	1,073,812
2,600	Bio-Rad Laboratories, Inc. Class A *	260,026
7,000	C.R. Bard, Inc.	752,080
13,000	Catalyst Health Solutions, Inc. *	1,214,720
14,000	Cerner Corp. *	1,157,240
21,700	Computer Programs & Systems, Inc.	1,241,674
7,300	DaVita, Inc. *	716,933
4,000	DENTSPLY International, Inc.	151,240
26,400	Edwards Lifesciences Corp. *	2,727,120
11,100	Endo Pharmaceuticals Holdings, Inc. *	343,878
35,340	Express Scripts Holding Co. *	1,973,032
14,300	Henry Schein, Inc. *	1,122,407
7,300	IDEXX Laboratories, Inc. *	701,749
1,200	Intuitive Surgical, Inc. *	664,548
8,900	Mednax, Inc. *	610,006
4,800	Mettler-Toledo International, Inc. *	748,080
10,700	Novo Nordisk A/S ADR	1,555,138
17,400	Owens & Minor, Inc.	532,962
3,800	Techne Corp.	281,960
18,000	Teva Pharmaceutical Industries Ltd. ADR	709,920
9,000	Thermo Fisher Scientific, Inc.	467,190
16,900	Universal Health Services, Inc. Class B	729,404
10,000	Volcano Corp. *	286,500
2,600	Waters Corp. *	206,622
		21,717,741
Industrials — 21.9%
1,200	Acuity Brands, Inc.	61,092
30,000	AMETEK, Inc.	1,497,300
7,800	C.H. Robinson Worldwide, Inc.	456,534
12,000	Canadian National Railway Co.	1,012,560
15,000	Chicago Bridge & Iron Co. N.V.	569,400
12,400	CLARCOR, Inc.	597,184
8,300	Clean Harbors, Inc. *	468,286
26,700	Danaher Corp.	1,390,536
38,000	Donaldson Co., Inc.	1,268,060
7,000	Eaton Corp.	277,410
4,400	Esterline Technologies Corp. *	274,340
11,200	Exelis, Inc.	110,432
12,000	Fastenal Co.	483,720

4	See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.
Schedule of Investments (Continued)

June 30, 2012 (Unaudited)
Shares		Value
7,800	FedEx Corp.	$714,558
5,500	Gardner Denver, Inc.	291,005
9,200	Graco, Inc.	423,936
12,712	HEICO Corp.	502,378
17,200	IDEX Corp.	670,456
14,800	IHS, Inc. Class A *	1,594,404
10,400	Iron Mountain, Inc.	342,784
5,600	ITT Corp.	98,560
8,000	J.B. Hunt Transport Services, Inc.	476,800
11,300	Kansas City Southern	786,028
17,800	Kirby Corp. *	838,024
9,000	L-3 Communications Holdings, Inc.	666,090
3,000	Middleby Corp. (The) *	298,830
12,000	Parker Hannifin Corp.	922,560
7,100	Precision Castparts Corp.	1,167,879
15,000	Republic Services, Inc.	396,900
93,200	Rollins, Inc.	2,084,884
15,400	Roper Industries, Inc.	1,518,132
15,100	Stericycle, Inc. *	1,384,217
8,000	Toro Co. (The)	586,320
8,000	Union Pacific Corp.	954,480
13,100	United Technologies Corp.	989,443
7,000	Valmont Industries, Inc.	846,790
4,000	Verisk Analytics, Inc. Class A *	197,040
5,800	W.W. Grainger, Inc.	1,109,192
30,000	Waste Connections, Inc.	897,600
		29,226,144
Information Technology — 11.5%
22,600	Accenture PLC Class A	1,358,034
10,000	Alliance Data Systems Corp. *(1)	1,350,000
7,700	Amphenol Corp. Class A	422,884
4,500	Anixter International, Inc.	238,725
12,600	ANSYS, Inc. *	795,186
6,200	Ariba, Inc. *	277,512
25,300	Check Point Software Technologies Ltd. *	1,254,627
18,300	Cognizant Technology Solutions Corp. Class A *	1,098,000
7,800	Equinix, Inc. *	1,370,070
5,400	F5 Networks, Inc. *	537,624
16,900	Informatica Corp. *	715,884
2,800	MasterCard, Inc. Class A	1,204,308
8,100	MICROS Systems, Inc. *	414,720
12,000	Netgear, Inc. *	414,120
12,400	Open Text Corp. *(1)	618,760
8,000	Rackspace Hosting, Inc. *	351,520
7,800	Salesforce.com, Inc. *	1,078,428
6,800	Solera Holdings, Inc.	284,172
11,000	TIBCO Software, Inc. *	329,120
7,700	VMware, Inc. Class A *	701,008
8,800	Wright Express Corp. *	543,136
		15,357,838
Materials — 10.3%
7,700	Albemarle Corp.	459,228
22,200	Ball Corp.	911,310
5,100	CF Industries Holdings, Inc.	988,074
38,800	Crown Holdings, Inc. *	1,338,212
10,400	Cytec Industries, Inc.	609,856
6,000	Ecolab, Inc.	411,180
34,400	FMC Corp.	1,839,712
7,200	NewMarket Corp.	1,559,520
12,200	Packaging Corp. of America	344,528
13,000	Praxair, Inc.	1,413,490

Shares		Value
14,000	Scotts Miracle-Gro Co. (The) Class A (1)	$575,680
15,100	Sigma-Aldrich Corp.	1,116,343
31,600	Silgan Holdings, Inc.	1,349,004
14,600	Valspar Corp. (The)	766,354
		13,682,491
Telecommunication Services — 0.6%
12,400	Crown Castle International Corp. *	727,384
Utilities — 1.9%
11,500	ITC Holdings Corp.	792,465
18,000	ONEOK, Inc.	761,580
23,300	Questar Corp.	486,038
13,200	Wisconsin Energy Corp.	522,324
		2,562,407
	Total Common Stocks
	(Cost $90,555,538)	132,075,318

Principal Amount		Value

Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
$1,000,000	With Morgan Stanley, 0.14%, dated 06/29/12, due 07/02/12, delivery value $1,000,011 (collateralized by $895,000 U.S. Treasury Notes 3.1250% due 05/15/21, with a value of $1,023,668)	1,000,000
	Total Short-Term Investments
	(Cost $1,000,000)	1,000,000
Shares		Value

Collateral for Securities on Loan — 4.4%
5,858,427	Value Line Funds Collateral Account	5,858,427
	Total Collateral for Securities on Loan
	(Cost $5,858,427)	5,858,427
	Total Investments — 104.3%
	(Cost $97,413,965)	138,933,745
Excess Of Liabilities Over Cash And Other Assets — (–4.3%)		(5,683,700)
Net Assets — 100.0%		$133,250,045
Net Asset Value Per Outstanding Share ($133,250,045 ÷ 9,755,058 shares outstanding )		$13.66

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $5,887,553.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.	5

¢ Value Line Centurion Fund, Inc.
Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $96,413,965) (securities on loan, at value, $5,887,553)	$137,933,745
Repurchase agreement (Cost - $1,000,000)	1,000,000
Receivable for securities sold	286,127
Interest and dividends receivable	73,100
Receivable for securities lending income	11,909
Prepaid expenses	6,727
Receivable for capital shares sold	1,903
Other	624
Total Assets	139,314,135
LIABILITIES:
Payable upon return of collateral for securities on loan	5,858,427
Payable for capital shares redeemed	96,869
Due to custodian	5,406
Accrued expenses:
Advisory fee	51,972
Service and distribution plan fees	25,994
Other	25,422
Total Liabilities	6,064,090
Net Assets	$133,250,045
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 9,755,058 shares)	$9,755,058
Additional paid-in capital	159,181,555
Accumulated net investment income	140,185
Accumulated net realized loss on investments and foreign currency	(77,346,576)
Net unrealized appreciation of investments and foreign currency translations	41,519,823
Net Assets	$133,250,045
Net Asset Value Per Outstanding Share
($133,250,045 ÷ 9,755,058 shares outstanding)	$13.66

Statement of Operations

For the Six Months Ended
June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $12,964)	$730,745
Securities lending income	14,859
Interest	2,698
Total Income	748,302
Expenses:
Advisory fee	337,301
Service and distribution plan fees	269,841
Auditing and legal fees	46,087
Custodian fees	15,091
Directors’ fees and expenses	13,870
Insurance	8,999
Printing and postage	8,389
Other	9,509
Total Expenses Before Fees Waived and Custody Credits	709,087
Less: Service and Distribution Plan Fees Waived	(101,190)
Less: Custody Credits	(149)
Net Expenses	607,748
Net Investment Income	140,554
Net Realized and Unrealized Gain on Investments and Foreign Exchange Transactions:
Net Realized Gain	4,827,635
Change in Net Unrealized Appreciation/ (Depreciation)	6,369,997
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	11,197,632
Net Increase in Net Assets from Operations	$11,338,186

6	See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2012	December 31,
	(unaudited)	2011
Operations:
Net investment income (loss)	$140,554	$(11,400)
Net realized gain on investments and foreign currency	4,827,635	16,209,107
Change in net unrealized appreciation/(depreciation)	6,369,997	(9,371,095)

Net increase in net assets from operations	11,338,186	6,826,612

Capital Share Transactions:
Proceeds from sale of shares	1,446,562	7,775,135
Cost of shares redeemed	(8,563,663)	(20,291,349)

Net decrease in net assets from capital share transactions	(7,117,101)	(12,516,214)

Total Increase/(Decrease) in Net Assets	4,221,085	(5,689,602)

NET ASSETS:
Beginning of period	$129,028,960	$134,718,562
End of period	$133,250,045	$129,028,960
Accumulated net investment income/(loss), at end of period	$140,185	$(369)

See Notes to Financial Statements.	7

¢ Value Line Centurion Fund, Inc.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	June 30, 2012		Years Ended December 31,
	(Unaudited)		2011	2010		2009	2008	2007
Net asset value, beginning of period	$12.56		$11.96	$9.72		$8.75	$21.36	$18.96
Income from investment operations:
Net investment income/(loss)	0.01		— (1)	—	(1)	(0.01)	(0.03)	(0.02)
Net gains or (losses) on securities (both realized and unrealized)	1.09		0.60	2.48		0.98	(9.09)	3.89
Total from investment operations	1.10		0.60	2.48		0.97	(9.12)	3.87
Less distributions:
Dividends from net investment income	—		—	(0.01)		—	—	—
Distributions from net realized gains	—		—	(0.23)		—	(3.49)	(1.47)
Total distributions	—		—	(0.24)		—	(3.49)	(1.47)
Net asset value, end of period	$13.66		$12.56	$11.96		$9.72	$8.75	$21.36
Total return*	8.76	%(2)	5.02%	25.75%		11.09%	(49.27)%	20.72%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$133,250		$129,029	$134,719		$124,701	$127,166	$291,949
Ratio of expenses to average net assets(3)	1.05	%(4)	1.06%	1.05	%(5)	1.06%	1.00%	0.96%
Ratio of expenses to average net assets(6)	0.90	%(4)	0.91%	0.85	%(7)	0.91%	0.84%	0.79%

Ratio of net investment income/(loss) to average net assets	0.21	%(4)	(0.01)%	0.09%		(0.08)%	(0.19)%	(0.09)%
Portfolio turnover rate	7	%(2)	25%	27%		121%	272%	200%

*	Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts.
Including such charges would reduce the total returns for all periods shown.
(1)	Amount is less than $.01 per share.
(2)	Not annualized.
(3)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 0.99% and 0.95% for the years ended December 31, 2008 and December 31, 2007, respectively, and would have been unchanged for the other periods shown.

(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(7)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

8	See Notes to Financial Statements.

¢ Value Line Centurion Fund, Inc.
Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Significant Accounting Policies

Value Line Centurion Fund, Inc. (the “Fund”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund’s portfolio will usually consist of common stocks ranked 1, 2 or 3 for year-ahead performance by the Value Line Timeliness Ranking System.

       The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)	Security Valuation

       Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)	Fair Value Measurements

      The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.

  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

      Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

       The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$132,075,318	$0	$0	$132,075,318
Short-Term Investments	0	1,000,000	0	1,000,000
Collateral for Securities on Loan	0	5,858,427	0	5,858,427
Total Investments in Securities	$132,075,318	$6,858,427	$0	$138,933,745

       In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) –Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes in certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

       Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

       Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

9

¢ Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

          ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

          The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

          For the six months ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

          For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C)      Repurchase Agreements

          In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D)      Federal Income Taxes

          It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

          Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

(E)   Dividends and Distributions

          It is the Fund’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(F)       Securities Transactions and Income

          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(G)      Foreign Currency Translation

          The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange on the valuation date. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

          Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

          Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

10

¢ Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(H)      Representations and Indemnifications

          In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I)   Foreign Taxes

          The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J)       Securities Lending

          Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred.

          Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

          As of June 30, 2012, the Fund loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Total
	Value of	Collateral
Value of	Cash	(including
Securities	Collateral	Calculated
Loaned		Mark)
$5,887,553	$5,858,427	$6,015,080

(K)       Subsequent Events

          Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2.       Capital Share Transactions, Dividends and Distributions

          Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in capital stock were as follows:

	Six Months
	Ended	Year Ended
	June 30, 2012	December 31,
	(unaudited)	2011
Shares sold	107,507	603,741
Shares redeemed	(627,708)	(1,596,163)
Net increase/(decrease)	(520,201)	(992,422)

3.       Purchases and Sales of Securities

          Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2012
(unaudited)
PURCHASES:
Investment Securities	$8,979,920
SALES:
Investment Securities	$14,623,947

4.       Income Taxes

          At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$97,413,965
Gross tax unrealized appreciation	$43,551,482
Gross tax unrealized depreciation	(2,031,702)
Net tax unrealized appreciation
on investments	$41,519,780

11

¢ Value Line Centurion Fund, Inc.
Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

5.       Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

          An advisory fee of $337,301 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.50% of the average daily net assets of the Fund during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

          The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $269,841, before fee waivers, were accrued under the Plan. Effective May 1, 2007 through June 30, 2013, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2012, the fees waived amounted to $101,190. The Distributor has no right to recoup previously waived amounts.

          For the six months ended June 30, 2012, the Fund’s expenses were reduced by $149 under a custody credit arrangement with the custodian.

          Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

          Certain officers and a Trustee of the Adviser are also officers and a director of the Fund.

12

¢ Value Line Centurion Fund, Inc.
Form N-Q

          The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

13

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012